Noncontrolling Interest	12 Months Ended
Dec. 31, 2024
Noncontrolling Interest [Abstract]
Noncontrolling Interest

NOTE 17 - NONCONTROLLING INTEREST

As of December 31, 2024, Dr. Yu Zhou, former director and former co-chief executive officer of Genexosome, who owns 40% of the equity interests of Genexosome, which is not under the Company’s control. During the years ended December 31, 2024 and 2023, the Company did not allocate any net loss and foreign currency translation adjustment to the noncontrolling interest holder due to its inability to satisfy these deficits.